UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Item 1. Reports to Stockholders

Fidelity® High Income
Central Fund 2

Semiannual Report

February 28, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

HICII-SANN-0409 1.861965.100

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.0028%	$ 1,000.00	$ 801.10	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.78	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of February 28, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.2	2.7
Intelsat Jackson Holdings Ltd.	3.0	2.2
CSC Holdings, Inc.	2.6	1.4
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.	2.3	1.4
Chesapeake Energy Corp.	2.1	1.9
	13.2
Top Five Market Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	11.1	10.5
Telecommunications	11.0	7.9
Electric Utilities	9.0	9.8
Cable TV	8.1	5.7
Energy	6.3	6.0
Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
BBB 2.2%	BBB 1.5%
BB 24.6%	BB 24.0%
B 51.3%	B 52.6%
CCC,CC,C 12.5%	CCC,CC,C 13.2%
Not Rated 0.7%	Not Rated 0.9%
Short-Term Investments and Net Other Assets 8.7%	Short-Term Investments and Net Other Assets 7.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of February 28, 2009 *		As of August 31, 2008 **
	Nonconvertible Bonds 75.6%		Nonconvertible Bonds 80.8%
	Convertible Bonds, Preferred Stocks 1.0%		Convertible Bonds, Preferred Stocks 0.5%
	Floating Rate Loans 14.7%		Floating Rate Loans 10.9%
	Short-Term Investments and Net Other Assets 8.7%		Short-Term Investments and Net Other Assets 7.8%
* Foreign investments	8.4%	** Foreign investments	10.0%

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 76.6%
	Principal Amount	Value
Convertible Bonds - 1.0%
Building Materials - 0.2%
General Cable Corp.:
0.875% 11/15/13	$ 580,000	$ 377,000
1% 10/15/12	420,000	285,726
		662,726
Energy - 0.2%
Chesapeake Energy Corp. 2.75% 11/15/35	1,000,000	692,500
Homebuilding/Real Estate - 0.3%
Ventas, Inc. 3.875% 11/15/11 (e)	1,410,000	1,142,100
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	770,000	521,675
Technology - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15	671,000	244,915
Telecommunications - 0.1%
Leap Wireless International, Inc. 4.5% 7/15/14 (e)	430,000	292,787
Level 3 Communications, Inc. 6% 3/15/10	180,000	153,000
		445,787
TOTAL CONVERTIBLE BONDS		3,709,703
Nonconvertible Bonds - 75.6%
Aerospace - 0.7%
Bombardier, Inc.:
6.3% 5/1/14 (e)	685,000	458,950
8% 11/15/14 (e)	2,165,000	1,558,800
Sequa Corp. 11.75% 12/1/15 (e)	2,140,000	342,400
TransDigm, Inc. 7.75% 7/15/14	230,000	211,600
		2,571,750
Air Transportation - 0.1%
Delta Air Lines, Inc. 8.3% 12/15/29 (a)	5,950,000	119,000
Delta Air Lines, Inc. pass-thru trust certificates 10.06% 1/2/16 (a)	32,208	16,104
Northwest Airlines, Inc. pass-thru trust certificates 7.691% 4/1/17	385,718	212,145
		347,249
Automotive - 0.9%
Commercial Vehicle Group, Inc. 8% 7/1/13	115,000	40,250
Ford Motor Co. 7.45% 7/16/31	1,000,000	187,500
Ford Motor Credit Co. LLC:
5.5444% 4/15/09 (g)	480,000	441,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC: - continued
7.8% 6/1/12	$ 450,000	$ 252,000
8% 12/15/16	155,000	72,075
9.875% 8/10/11	1,780,000	1,034,700
General Motors Corp.:
8.25% 7/15/23	760,000	91,200
8.375% 7/15/33	605,000	80,163
Tenneco, Inc.:
8.125% 11/15/15	175,000	29,750
8.625% 11/15/14	1,430,000	257,400
The Goodyear Tire & Rubber Co. 8.625% 12/1/11	730,000	585,971
		3,072,609
Banks and Thrifts - 0.7%
GMAC LLC:
6.625% 5/15/12 (e)	445,000	255,875
6.75% 12/1/14 (e)	1,173,000	568,905
6.875% 9/15/11 (e)	1,129,000	733,850
6.875% 8/28/12 (e)	872,000	501,400
7% 2/1/12 (e)	594,000	353,430
8% 11/1/31 (e)	240,000	108,000
		2,521,460
Broadcasting - 0.3%
Nexstar Broadcasting, Inc. 7% 1/15/14	2,110,000	611,900
Paxson Communications Corp. 4.3444% 1/15/12 (e)(g)	1,810,000	307,700
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (e)(g)	1,075,000	80,625
		1,000,225
Building Materials - 2.2%
Building Materials Corp. of America 7.75% 8/1/14	820,000	533,000
Coleman Cable, Inc. 9.875% 10/1/12	3,540,000	2,301,000
General Cable Corp.:
3.8338% 4/1/15 (g)	1,240,000	806,000
7.125% 4/1/17	1,360,000	1,128,800
Nortek, Inc.:
8.5% 9/1/14	1,740,000	278,400
10% 12/1/13	5,835,000	2,275,650
Owens Corning 6.5% 12/1/16	855,000	628,298
		7,951,148
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - 6.1%
Cablevision Systems Corp. 8.3338% 4/1/09 (g)	$ 1,075,000	$ 1,077,688
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (c)	1,230,000	104,550
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10	560,000	456,400
10.25% 9/15/10	2,030,000	1,634,150
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (e)	6,835,000	6,100,223
8.375% 4/30/14 (e)	615,000	530,438
10.875% 9/15/14 (e)	2,070,000	1,925,100
CSC Holdings, Inc.:
6.75% 4/15/12	200,000	192,000
7.625% 4/1/11	3,898,000	3,859,020
8.5% 4/15/14 (e)	750,000	727,500
8.625% 2/15/19 (e)	785,000	734,956
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 6.375% 6/15/15	860,000	780,450
EchoStar Communications Corp.:
7% 10/1/13	500,000	468,750
7.125% 2/1/16	2,595,000	2,348,475
Kabel Deutschland GmbH 10.625% 7/1/14	70,000	70,350
Videotron Ltd. 6.875% 1/15/14	990,000	925,650
		21,935,700
Capital Goods - 1.1%
Baldor Electric Co. 8.625% 2/15/17	2,230,000	1,767,275
Esco Corp. 8.625% 12/15/13 (e)	480,000	360,000
RBS Global, Inc. / Rexnord Corp. 9.5% 8/1/14	475,000	400,188
SPX Corp. 7.625% 12/15/14 (e)	1,630,000	1,540,350
		4,067,813
Chemicals - 1.1%
Airgas, Inc. 7.125% 10/1/18 (e)	510,000	469,200
Georgia Gulf Corp.:
9.5% 10/15/14	1,265,000	164,450
10.75% 10/15/16	540,000	16,200
Momentive Performance Materials, Inc. 9.75% 12/1/14	3,510,000	1,368,900
NOVA Chemicals Corp. 6.5% 1/15/12	335,000	265,488
Phibro Animal Health Corp. 10% 8/1/13 (e)	370,000	290,450
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
PolyOne Corp. 8.875% 5/1/12	$ 2,670,000	$ 1,081,350
Sterling Chemicals, Inc. 10.25% 4/1/15	240,000	211,200
		3,867,238
Consumer Products - 1.3%
Jarden Corp. 7.5% 5/1/17	3,810,000	2,971,800
Riddell Bell Holdings, Inc. 8.375% 10/1/12	2,225,000	1,646,500
		4,618,300
Containers - 1.4%
Berry Plastics Corp. 5.8444% 2/15/15 (g)	4,780,000	3,632,800
Berry Plastics Holding Corp. 8.875% 9/15/14	990,000	584,100
BWAY Corp. 10% 10/15/10	820,000	766,700
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	105,000	106,575
		5,090,175
Diversified Financial Services - 0.4%
Sprint Capital Corp. 8.75% 3/15/32	2,315,000	1,394,788
Diversified Media - 0.6%
Liberty Media Corp. 5.7% 5/15/13	1,010,000	763,840
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14	1,000,000	827,500
11.625% 2/1/14 (e)	620,000	554,900
		2,146,240
Electric Utilities - 7.1%
AES Corp.:
8% 10/15/17	3,295,000	2,800,750
8.75% 5/15/13 (e)	804,000	771,840
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (e)	1,255,000	1,273,825
CMS Energy Corp. 8.5% 4/15/11	2,600,000	2,600,000
Dynegy Holdings, Inc. 7.75% 6/1/19	990,000	591,525
Edison Mission Energy 7.2% 5/15/19	3,605,000	3,001,163
Energy Future Holdings:
10.875% 11/1/17	1,450,000	862,750
12% 11/1/17 pay-in-kind (g)	310,000	124,103
Mirant Americas Generation LLC:
8.3% 5/1/11	2,800,000	2,737,000
9.125% 5/1/31	950,000	665,000
Mirant North America LLC 7.375% 12/31/13	920,000	837,200
NRG Energy, Inc.:
7.25% 2/1/14	2,720,000	2,570,400
7.375% 2/1/16	2,435,000	2,276,725
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
NSG Holdings II, LLC 7.75% 12/15/25 (e)	$ 610,000	$ 488,000
Reliant Energy, Inc. 7.875% 6/15/17	2,035,000	1,465,200
Texas Competitive Electric Holdings Co. LLC 10.25% 11/1/15	4,720,000	2,666,800
		25,732,281
Energy - 5.9%
Chesapeake Energy Corp.:
6.5% 8/15/17	5,575,000	4,404,250
6.625% 1/15/16	480,000	392,400
6.875% 1/15/16	10,000	8,200
7% 8/15/14	25,000	21,250
7.5% 6/15/14	690,000	605,475
7.625% 7/15/13	1,150,000	1,029,250
9.5% 2/15/15	380,000	355,775
Complete Production Services, Inc. 8% 12/15/16	155,000	105,400
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (e)	1,105,000	414,375
Denbury Resources, Inc. 9.75% 3/1/16	410,000	384,375
El Paso Corp. 8.25% 2/15/16	475,000	437,000
Forest Oil Corp.:
7.25% 6/15/19	2,600,000	2,067,000
7.25% 6/15/19 (e)	170,000	134,300
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	1,720,000	971,800
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (e)	215,000	164,475
OPTI Canada, Inc. 8.25% 12/15/14	2,175,000	674,250
Petrohawk Energy Corp. 9.125% 7/15/13	1,710,000	1,607,400
Plains Exploration & Production Co.:
7% 3/15/17	3,145,000	2,657,525
7.625% 6/1/18	350,000	299,250
Pride International, Inc. 7.375% 7/15/14	480,000	472,800
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	140,000	124,600
7.375% 7/15/13	1,925,000	1,848,000
SandRidge Energy, Inc. 8.625% 4/1/15 pay-in-kind (g)	370,000	249,750
Southwestern Energy Co. 7.5% 2/1/18 (e)	940,000	888,300
Tennessee Gas Pipeline Co. 8% 2/1/16 (e)	285,000	280,013
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Tesoro Corp. 6.25% 11/1/12	$ 360,000	$ 309,600
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	540,000	467,100
		21,373,913
Environmental - 0.9%
Allied Waste North America, Inc.:
6.875% 6/1/17	200,000	190,000
7.125% 5/15/16	3,280,000	3,165,200
		3,355,200
Food and Drug Retail - 0.9%
Macy's Retail Holdings, Inc. 7.875% 7/15/15	1,250,000	896,686
Rite Aid Corp.:
7.5% 3/1/17	1,120,000	599,200
9.5% 6/15/17	1,535,000	379,913
10.375% 7/15/16	355,000	220,100
Stater Brothers Holdings, Inc. 7.75% 4/15/15	550,000	525,250
SUPERVALU, Inc. 7.5% 11/15/14	830,000	805,100
		3,426,249
Food/Beverage/Tobacco - 2.8%
Constellation Brands, Inc.:
7.25% 5/15/17	2,539,000	2,405,703
8.375% 12/15/14	3,600,000	3,609,000
Dean Foods Co. 7% 6/1/16	2,750,000	2,612,500
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,155,000	866,250
Smithfield Foods, Inc. 7.75% 7/1/17	765,000	462,825
Tyson Foods, Inc. 10.5% 3/1/14 (e)(f)	65,000	61,425
		10,017,703
Gaming - 1.7%
Harrah's Operating Co., Inc. 10.75% 2/1/16	455,000	61,425
MGM Mirage, Inc.:
5.875% 2/27/14	5,045,000	2,295,475
6.625% 7/15/15	190,000	76,000
7.5% 6/1/16	540,000	209,250
13% 11/15/13 (e)	2,140,000	1,647,800
Mohegan Tribal Gaming Authority:
6.875% 2/15/15	870,000	247,950
7.125% 8/15/14	530,000	159,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (e)	$ 220,000	$ 127,600
Station Casinos, Inc.:
6% 4/1/12 (c)	1,665,000	532,800
7.75% 8/15/16 (c)	1,860,000	595,200
		5,952,500
Healthcare - 9.1%
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	460,000	460,000
Biomet, Inc.:
10% 10/15/17	805,000	805,000
10.375% 10/15/17 pay-in-kind (g)	1,320,000	1,155,000
Carriage Services, Inc. 7.875% 1/15/15	680,000	571,200
Community Health Systems, Inc. 8.875% 7/15/15	4,320,000	4,082,400
DaVita, Inc.:
6.625% 3/15/13	1,760,000	1,716,000
7.25% 3/15/15	1,685,000	1,638,663
HCA, Inc.:
6.5% 2/15/16	1,285,000	867,375
9.125% 11/15/14	770,000	723,800
9.25% 11/15/16	3,935,000	3,610,363
10.375% 11/15/16 pay-in-kind (g)	3,430,000	2,760,257
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	1,705,000	1,636,800
Senior Housing Properties Trust 7.875% 4/15/15	278,000	227,960
Service Corp. International 7.375% 10/1/14	500,000	468,750
Skilled Healthcare Group, Inc. 11% 1/15/14	235,000	227,950
Tenet Healthcare Corp.:
9.25% 2/1/15	530,000	420,025
9.875% 7/1/14	3,585,000	2,841,113
U.S. Oncology, Inc. 9% 8/15/12	965,000	916,750
Ventas Realty LP:
6.5% 6/1/16	3,550,000	3,008,625
6.625% 10/15/14	95,000	84,550
6.75% 4/1/17	530,000	446,525
7.125% 6/1/15	130,000	111,150
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind	5,275,000	3,956,250
		32,736,506
Homebuilding/Real Estate - 0.9%
K. Hovnanian Enterprises, Inc. 6.25% 1/15/15	350,000	94,500
KB Home 5.875% 1/15/15	175,000	133,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
Realogy Corp. 10.5% 4/15/14	$ 3,620,000	$ 778,300
Rouse Co.:
5.375% 11/26/13 (c)	1,670,000	501,000
7.2% 9/15/12 (c)	705,000	211,500
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)(e)	4,670,000	1,401,000
		3,119,300
Hotels - 0.6%
Host Hotels & Resorts LP 6.875% 11/1/14	1,650,000	1,225,125
Host Marriott LP 7.125% 11/1/13	1,170,000	921,375
		2,146,500
Leisure - 0.1%
Six Flags Operations, Inc. 12.25% 7/15/16 (e)	243,000	134,865
Six Flags, Inc. 9.625% 6/1/14	547,000	101,195
Universal City Florida Holding Co. I/II 5.92% 5/1/10 (g)	260,000	119,600
		355,660
Metals/Mining - 3.3%
FMG Finance Property Ltd.:
10% 9/1/13 (e)	450,000	373,500
10.625% 9/1/16 (e)	2,030,000	1,705,200
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	530,000	477,000
Freeport-McMoRan Copper & Gold, Inc.:
7.0838% 4/1/15 (g)	1,880,000	1,372,400
8.25% 4/1/15	1,350,000	1,194,750
8.375% 4/1/17	2,115,000	1,808,325
Massey Energy Co. 6.875% 12/15/13	2,000,000	1,760,000
Novelis, Inc. 7.25% 2/15/15	1,015,000	334,950
Peabody Energy Corp.:
6.875% 3/15/13	1,000,000	972,500
7.375% 11/1/16	1,955,000	1,896,350
		11,894,975
Paper - 3.0%
Domtar Corp. 7.875% 10/15/11	3,690,000	3,136,500
Georgia-Pacific Corp.:
7.125% 1/15/17 (e)	1,370,000	1,253,550
8.125% 5/15/11	1,120,000	1,086,400
9.5% 12/1/11	2,151,000	2,129,490
Graphic Packaging International, Inc.:
8.5% 8/15/11	1,405,000	1,239,913
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
Graphic Packaging International, Inc.: - continued
9.5% 8/15/13	$ 355,000	$ 262,700
NewPage Corp. 10% 5/1/12	2,380,000	571,200
Rock-Tenn Co. 9.25% 3/15/16 (e)	265,000	262,350
Verso Paper Holdings LLC/Verso Paper, Inc. 9.125% 8/1/14	2,205,000	837,900
		10,780,003
Publishing/Printing - 2.2%
Cadmus Communications Corp. 8.375% 6/15/14	445,000	253,650
Cenveo Corp.:
7.875% 12/1/13	1,755,000	1,000,350
10.5% 8/15/16 (e)	1,955,000	1,192,550
The Reader's Digest Association, Inc. 9% 2/15/17	2,030,000	142,100
TL Acquisitions, Inc.:
0% 7/15/15 (d)(e)	800,000	306,000
10.5% 1/15/15 (e)	6,580,000	3,109,050
Valassis Communications, Inc. 8.25% 3/1/15	5,090,000	1,819,675
		7,823,375
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	565,000	514,150
Restaurants - 0.2%
Carrols Corp. 9% 1/15/13	920,000	763,600
Services - 3.4%
ARAMARK Corp.:
4.67% 2/1/15 (g)	3,385,000	2,657,225
8.5% 2/1/15	1,680,000	1,528,800
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
3.7375% 5/15/14 (g)	930,000	176,700
7.625% 5/15/14	340,000	68,000
7.75% 5/15/16	670,000	134,000
Corrections Corp. of America 6.25% 3/15/13	2,170,000	2,077,775
Hertz Corp. 8.875% 1/1/14	3,215,000	1,583,388
Iron Mountain, Inc.:
6.625% 1/1/16	155,000	144,150
8% 6/15/20	2,595,000	2,439,300
8.625% 4/1/13	190,000	190,000
Penhall International Corp. 12% 8/1/14 (e)	190,000	47,500
United Rentals North America, Inc.:
6.5% 2/15/12	355,000	276,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
United Rentals North America, Inc.: - continued
7% 2/15/14	$ 375,000	$ 206,250
7.75% 11/15/13	1,275,000	726,750
		12,256,738
Shipping - 1.2%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	1,780,000	1,326,100
Navios Maritime Holdings, Inc. 9.5% 12/15/14	635,000	381,000
Ship Finance International Ltd. 8.5% 12/15/13	2,310,000	1,720,950
Teekay Corp. 8.875% 7/15/11	1,110,000	1,054,500
		4,482,550
Specialty Retailing - 2.1%
Asbury Automotive Group, Inc. 7.625% 3/15/17	2,911,000	1,309,950
Dollar General Corp.:
10.625% 7/15/15	820,000	826,150
11.875% 7/15/17 pay-in-kind (g)	435,000	420,863
Michaels Stores, Inc. 10% 11/1/14	1,800,000	612,000
Sally Holdings LLC 9.25% 11/15/14	4,175,000	3,976,688
United Auto Group, Inc. 7.75% 12/15/16	1,160,000	551,000
		7,696,651
Steels - 0.5%
California Steel Industries, Inc. 6.125% 3/15/14	125,000	85,000
Steel Dynamics, Inc. 7.375% 11/1/12	1,815,000	1,560,900
		1,645,900
Super Retail - 1.3%
Asbury Automotive Group, Inc. 8% 3/15/14	3,820,000	1,757,200
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	2,000,000	2,005,000
Sonic Automotive, Inc. 8.625% 8/15/13	2,210,000	707,200
Toys 'R' US, Inc. 7.875% 4/15/13	845,000	287,300
		4,756,700
Technology - 2.5%
Avago Technologies Finance Ltd. 10.125% 12/1/13	785,000	661,363
First Data Corp. 9.875% 9/24/15	495,000	272,250
Freescale Semiconductor, Inc.:
8.875% 12/15/14	1,825,000	310,250
9.875% 12/15/14 pay-in-kind (g)	1,880,000	83,523
Jabil Circuit, Inc. 8.25% 3/15/18	1,475,000	1,121,000
Lucent Technologies, Inc.:
6.45% 3/15/29	630,000	214,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Lucent Technologies, Inc.: - continued
6.5% 1/15/28	$ 480,000	$ 163,200
Nortel Networks Corp.:
9.0025% 7/15/11 (c)(g)	575,000	69,000
10.75% 7/15/16 (c)	1,200,000	162,000
NXP BV:
3.8444% 10/15/13 (g)	1,310,000	209,600
7.875% 10/15/14	715,000	139,425
Serena Software, Inc. 10.375% 3/15/16	355,000	210,338
SunGard Data Systems, Inc. 9.125% 8/15/13	4,030,000	3,405,350
Xerox Capital Trust I 8% 2/1/27	2,755,000	2,059,845
		9,081,344
Telecommunications - 8.8%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	1,225,000	1,264,813
Cricket Communications, Inc.:
9.375% 11/1/14	3,560,000	3,248,500
10% 7/15/15 (e)	1,780,000	1,637,600
Crown Castle International Corp. 9% 1/15/15	1,265,000	1,233,375
Digicel Group Ltd.:
8.875% 1/15/15 (e)	1,785,000	1,303,050
9.125% 1/15/15 pay-in-kind (e)(g)	3,129,000	2,190,300
9.25% 9/1/12 (e)	765,000	688,500
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16 (e)	6,645,000	6,096,788
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (e)	1,000,000	952,500
8.875% 1/15/15 (e)	1,925,000	1,790,250
Level 3 Financing, Inc.:
5.485% 2/15/15 (g)	540,000	259,200
9.25% 11/1/14	570,000	361,950
MetroPCS Wireless, Inc. 9.25% 11/1/14	1,515,000	1,431,675
Nextel Communications, Inc. 7.375% 8/1/15	1,205,000	554,300
Qwest Capital Funding, Inc. 7% 8/3/09	1,340,000	1,336,650
Qwest Corp.:
5.2463% 6/15/13 (g)	2,060,000	1,745,850
8.875% 3/15/12	455,000	448,175
Sprint Capital Corp.:
6.9% 5/1/19	4,395,000	2,856,750
7.625% 1/30/11	355,000	307,963
Wind Acquisition Finance SA 10.75% 12/1/15 (e)	540,000	540,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Windstream Corp.:
7% 3/15/19	$ 910,000	$ 782,600
8.625% 8/1/16	765,000	734,400
		31,765,189
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 5.6975% 12/15/14 (e)(g)	300,000	195,000
TOTAL NONCONVERTIBLE BONDS		272,456,682
TOTAL CORPORATE BONDS (Cost $361,241,433)		276,166,385
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.0538% 8/1/24 (e)(g) (Cost $155,368)	179,606	89,084
Common Stocks - 0.0%
Shares
Air Transportation - 0.0%
Delta Air Lines, Inc. (a) (Cost $21)	9	45
Floating Rate Loans (h) - 14.7%
	Principal Amount
Aerospace - 0.3%
Sequa Corp. term loan 3.699% 12/3/14 (g)	$ 1,949,481	1,169,689
Automotive - 0.2%
Ford Motor Co. term loan 5% 12/15/13 (g)	354,606	111,701
General Motors Corp. term loan 4.1475% 11/29/13 (g)	1,281,730	461,423
		573,124
Broadcasting - 0.7%
Univision Communications, Inc. Tranche 1LN, term loan 2.7288% 9/29/14 (g)	3,450,000	1,552,500
VNU, Inc. term loan 2.4475% 8/9/13 (g)	1,261,775	981,030
		2,533,530
Floating Rate Loans (h) - continued
	Principal Amount	Value
Cable TV - 2.0%
Charter Communications Operating LLC Tranche B 1LN, term loan 3.2114% 3/6/14 (g)	$ 4,671,201	$ 3,690,249
CSC Holdings, Inc. Tranche B, term loan 2.2063% 3/31/13 (g)	3,740,553	3,394,552
		7,084,801
Capital Goods - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.9875% 5/4/15 pay-in-kind (g)	660,000	264,000
Chemicals - 0.4%
Georgia Gulf Corp. term loan 7.9106% 10/3/13 (g)	2,672,065	1,336,033
MacDermid, Inc. Tranche B, term loan 2.4788% 4/12/14 (g)	391,504	227,072
		1,563,105
Consumer Products - 0.2%
Jarden Corp.:
term loan 3.2088% 1/24/12 (g)	792,936	701,748
Tranche B2, term loan 3.2088% 1/24/12 (g)	44,884	39,722
		741,470
Electric Utilities - 1.9%
Calpine Corp. Tranche D, term loan 4.335% 3/29/14 (g)	4,731,950	3,407,004
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 3.9514% 10/10/14 (g)	851,378	519,341
Tranche B2, term loan 3.9515% 10/10/14 (g)	4,920,408	3,001,449
		6,927,794
Energy - 0.2%
CCS, Inc. Tranche B term loan 3.4788% 11/14/14 (g)	1,284,902	709,908
Food and Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 2.2166% 6/4/14 (g)	992,500	655,050
Healthcare - 2.0%
Community Health Systems, Inc.:
term loan 3.4379% 7/25/14 (g)	1,734,694	1,474,490
Tranche DD, term loan 2.7288% 7/25/14 (g)	88,734	75,424
DaVita, Inc. Tranche B1, term loan 2.3285% 10/5/12 (g)	280,000	257,600
HCA, Inc. Tranche B, term loan 3.7088% 11/17/13 (g)	4,389,088	3,697,806
VWR Funding, Inc. term loan 2.9788% 6/29/14 (g)	2,215,725	1,761,501
		7,266,821
Floating Rate Loans (h) - continued
	Principal Amount	Value
Homebuilding/Real Estate - 0.0%
Realogy Corp. Tranche DD, term loan 3.8759% 10/10/13 (g)	$ 250,000	$ 137,500
Leisure - 0.1%
Easton Bell Sports, Inc. Tranche B, term loan 2.9194% 3/16/12 (g)	580,092	417,666
Paper - 0.2%
Georgia-Pacific Corp. Tranche B1, term loan 4.1217% 12/20/12 (g)	733,190	630,544
Publishing/Printing - 1.0%
Cenveo Corp.:
term loan 3.275% 6/21/13 (g)	872,345	558,301
Tranche DD, term loan 3.275% 6/21/13 (g)	26,260	16,806
Education Media and Publishing Group Ltd.:
Tranche 1LN, term loan 5.2563% 6/12/14 (g)	115,000	64,975
Tranche 2LN, term loan 10.7563% 12/12/14 (g)	4,795,569	1,438,671
Thomson Learning, Inc. term loan 2.98% 7/5/14 (g)	2,446,212	1,565,576
		3,644,329
Services - 0.7%
ARAMARK Corp.:
Credit-Linked Deposit 5.3588% 1/26/14 (g)	58,426	50,539
term loan 3.3338% 1/26/14 (g)	919,664	795,510
RSC Equipment Rental Tranche 2LN, term loan 4.7195% 11/30/13 (g)	3,110,000	1,741,600
		2,587,649
Specialty Retailing - 0.8%
Michaels Stores, Inc. term loan 2.7699% 10/31/13 (g)	1,760,530	968,292
Sally Holdings LLC Tranche B, term loan 3.0357% 11/16/13 (g)	1,373,921	1,174,703
Toys 'R' US, Inc. term loan 3.4125% 12/8/09 (g)	1,728,919	786,658
		2,929,653
Super Retail - 0.8%
Dollar General Corp. Tranche B1, term loan 3.5796% 7/6/14 (g)	2,820,000	2,439,300
Neiman Marcus Group, Inc. term loan 4.1925% 4/6/13 (g)	450,000	283,500
		2,722,800
Technology - 0.8%
First Data Corp. Tranche B1, term loan 3.2229% 9/24/14 (g)	577,505	384,041
Flextronics International Ltd. Tranche B-B, term loan 3.685% 10/1/12 (g)	686,861	518,580
Floating Rate Loans (h) - continued
	Principal Amount	Value
Technology - continued
Freescale Semiconductor, Inc. term loan 3.9313% 12/1/13 (g)	$ 650,500	$ 276,462
SunGard Data Systems, Inc. term loan 2.6598% 2/28/14 (g)	1,847,735	1,552,098
		2,731,181
Telecommunications - 2.1%
Digicel International Finance Ltd. term loan 4% 3/30/12 (g)	155,000	133,300
Intelsat Jackson Holdings Ltd. term loan 4.435% 2/1/14 (g)	6,490,000	4,786,375
Level 3 Financing, Inc. term loan 3.2793% 3/13/14 (g)	2,520,000	1,858,500
MetroPCS Wireless, Inc. Tranche B, term loan 3.1896% 11/3/13 (g)	1,115,635	970,603
		7,748,778
TOTAL FLOATING RATE LOANS (Cost $66,015,969)		53,039,392
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 0.59% (b) (Cost $16,237,968)	16,237,968	16,237,968
TOTAL INVESTMENT PORTFOLIO - 95.8% (Cost $443,650,759)		345,532,874
NET OTHER ASSETS - 4.2%		15,048,196
NET ASSETS - 100%		$ 360,581,070
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,430,329 or 14.5% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 206,506
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 345,532,874	$ 16,238,013	$ 327,320,502	$ 1,974,359
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 367,524
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,825,395)
Cost of Purchases	112,534
Proceeds of Sales	(240,000)
Amortization/Accretion	(8,883)
Transfer in/out of Level 3	4,568,579
Ending Balance	$ 1,974,359

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $427,412,791)	$ 329,294,906
Fidelity Central Funds (cost $16,237,968)	16,237,968
Total Investments (cost $443,650,759)		$ 345,532,874
Cash		2,207,624
Receivable for investments sold Regular delivery		5,532,434
Delayed delivery		256,500
Interest receivable		7,974,210
Distributions receivable from Fidelity Central Funds		11,116
Other receivables		6,188
Total assets		361,520,946

Liabilities
Payable for investments purchased Regular delivery	$ 611,884
Delayed delivery	310,733
Other payables and accrued expenses	17,259
Total liabilities		939,876

Net Assets		$ 360,581,070
Net Assets consist of:
Paid in capital		$ 458,714,355
Net unrealized appreciation (depreciation) on investments		(98,133,285)
Net Assets, for 4,790,675 shares outstanding		$ 360,581,070
Net Asset Value, offering price and redemption price per share ($360,581,070 ÷ 4,790,675 shares)		$ 75.27

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2009 (Unaudited)

Investment Income
Interest		$ 21,446,218
Income from Fidelity Central Funds		206,506
Total income		21,652,724

Expenses
Custodian fees and expenses	$ 4,809
Independent directors' compensation	1,285
Interest	746
Total expenses before reductions	6,840
Expense reductions	(2,941)	3,899
Net investment income		21,648,825
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(30,805,960)
Change in net unrealized appreciation (depreciation) on investment securities		(76,675,593)
Net gain (loss)		(107,481,553)
Net increase (decrease) in net assets resulting from operations		$ (85,832,728)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2009 (Unaudited)	For the period March 31, 2008 (commencement of operations) to August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 21,648,825	$ 16,058,721
Net realized gain (loss)	(30,805,960)	(3,257,522)
Change in net unrealized appreciation (depreciation)	(76,675,593)	(4,177,145)
Net increase (decrease) in net assets resulting from operations	(85,832,728)	8,624,054
Distributions to partners from net investment income	(19,207,802)	(14,849,632)
Affiliated share transactions Proceeds from sales of shares	83,505,580	11,209,702
Contributions in-kind	-	426,190,204
Reinvestment of distributions	19,207,802	14,849,629
Cost of shares redeemed	(72,928,780)	(10,186,959)
Net increase (decrease) in net assets resulting from share transactions	29,784,602	442,062,576
Total increase (decrease) in net assets	(75,255,928)	435,836,998

Net Assets
Beginning of period	435,836,998	-
End of period	$ 360,581,070	$ 435,836,998
Other Information Shares
Sold	1,065,928	110,901
Issued for in-kind contributions	-	4,261,902
Issued in reinvestment of distributions	250,869	147,351
Redeemed	(945,275)	(101,001)
Net increase (decrease)	371,522	4,419,153

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 98.62	$ 100.00
Income from Investment Operations
Net investment income D	4.209	3.708
Net realized and unrealized gain (loss)	(23.815)	(1.658)
Total from investment operations	(19.606)	2.050
Distributions to partners from net investment income	(3.744)	(3.430)
Net asset value, end of period	$ 75.27	$ 98.62
Total Return B, C	(19.89)%	2.09%
Ratios to Average Net Assets E, I
Expenses before reductions	-% A, G	-%A, G
Expenses net of fee waivers, if any	-%A, G	-%A, G
Expenses net of all reductions	-%A, G	-%A, G
Net investment income	10.78%A	8.73%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 360,581	$ 435,837
Portfolio turnover rate F	54%A	35%A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period March 31, 2008 (commencement of operations) to August 31, 2008.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

1. Organization.

Fidelity High Income Central Fund 2 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income, which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,727,237
Unrealized depreciation	(103,480,345)
Net unrealized appreciation (depreciation)	$ (94,753,108)
Cost for federal income tax purposes	$ 440,285,982

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $129,913,540 and $97,647,038, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,837,889.44%		$ 746

Exchange-In-Kind. On March 31, 2008, the Investing Funds completed a non-taxable exchange with the Fund. The Investing Funds delivered securities with a value, including accrued interest, of $ 426,190,204 (which included $17,280,547 of unrealized depreciation) in exchange for 4,261,902 shares (each then valued at $100.00 per share) of the Fund, as presented in the accompanying Statement of Changes in Net Assets. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its partners.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all outstanding shares of the Fund.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the Fund's expenses by $1,285.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,656.

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Fidelity® Specialized High Income
Central Fund

Semiannual Report

February 28, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHI-SANN-0409
1.820820.103

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.0025%	$ 1,000.00	$ 878.30	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.78	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of February 28, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Chesapeake Energy Corp.	3.3	2.3
HCA, Inc.	3.2	3.7
EchoStar Communications Corp.	3.0	1.9
Freeport-McMoRan Copper & Gold, Inc.	3.0	2.7
CSC Holdings, Inc.	2.8	1.4
	15.3
Top Five Market Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	11.9	9.2
Cable TV	9.7	5.3
Telecommunications	9.5	6.7
Electric Utilities	7.8	7.3
Healthcare	7.4	7.1
Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
AAA,AA,A 0.1%	AAA, AA, A 0.0%
BBB 5.4%	BBB 4.0%
BB 72.3%	BB 71.2%
B 18.3%	B 19.8%
CCC,CC,C 1.0%	CCC,CC,C 0.0%
Not Rated 0.0%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 5.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of February 28, 2009 *		As of August 31, 2008 **
	Nonconvertible Bonds 91.5%		Nonconvertible Bonds 89.7%
	Convertible Bonds, Preferred Stocks 0.7%		Convertible Bonds, Preferred Stocks 0.5%
	Floating Rate Loans 4.9%		Floating Rate Loans 4.8%
	Short-Term Investments and Net Other Assets 2.9%		Short-Term Investments and Net Other Assets 5.0%
* Foreign investments	14.3%	** Foreign investments	20.4%

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 92.2%
	Principal Amount	Value
Convertible Bonds - 0.7%
Energy - 0.1%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 690,000	$ 418,968
Homebuilding/Real Estate - 0.2%
Ventas, Inc. 3.875% 11/15/11 (a)	940,000	761,400
Technology - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25	876,000	380,718
Telecommunications - 0.3%
Nextel Communications, Inc. 5.25% 1/15/10	1,220,000	1,146,800
TOTAL CONVERTIBLE BONDS		2,707,886
Nonconvertible Bonds - 91.5%
Aerospace - 3.0%
Alliant Techsystems, Inc. 6.75% 4/1/16	535,000	516,275
BE Aerospace, Inc. 8.5% 7/1/18	840,000	669,900
Bombardier, Inc.:
6.3% 5/1/14 (a)	2,610,000	1,748,700
6.75% 5/1/12 (a)	1,180,000	926,300
7.45% 5/1/34 (a)	2,200,000	1,287,000
8% 11/15/14 (a)	2,240,000	1,612,800
L-3 Communications Corp.:
5.875% 1/15/15	635,000	585,788
6.125% 7/15/13	760,000	723,900
6.375% 10/15/15	660,000	623,700
7.625% 6/15/12	2,755,000	2,761,888
		11,456,251
Air Transportation - 2.4%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	2,275,000	1,672,125
6.977% 11/23/22	811,002	437,941
7.324% 4/15/11	365,000	346,750
8.608% 10/1/12	1,120,000	828,800
Continental Airlines, Inc. pass-thru trust certificates:
6.903% 4/19/22	795,000	445,200
7.566% 9/15/21	257,283	198,108
7.73% 9/15/12	47,010	38,078
7.875% 7/2/18	1,660,344	979,603
8.388% 5/1/22	87,486	56,866
9.558% 9/1/19	236,861	139,748
9.798% 4/1/21	1,612,631	874,852
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	$ 2,407,177	$ 1,323,948
FedEx Corp. 8% 1/15/19	735,000	771,160
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,035,000	595,125
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	1,361,142	707,794
		9,416,098
Auto Parts Distribution - 0.1%
PACCAR, Inc. 6.875% 2/15/14	360,000	367,285
Automotive - 0.1%
The Goodyear Tire & Rubber Co. 9% 7/1/15	675,000	492,750
Building Materials - 0.4%
Belden, Inc. 7% 3/15/17	1,100,000	869,000
Owens Corning 6.5% 12/1/16	1,073,000	788,495
		1,657,495
Cable TV - 9.2%
CSC Holdings, Inc.:
6.75% 4/15/12	4,330,000	4,156,800
8.5% 4/15/14 (a)	1,025,000	994,250
8.5% 6/15/15 (a)	2,620,000	2,502,100
8.625% 2/15/19 (a)	1,975,000	1,849,094
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15	5,840,000	5,299,800
7.625% 5/15/16	760,000	729,600
8.375% 3/15/13	2,650,000	2,669,875
EchoStar Communications Corp.:
6.375% 10/1/11	4,885,000	4,665,175
7% 10/1/13	6,645,000	6,229,688
7.125% 2/1/16	915,000	828,075
Videotron Ltd.:
9.125% 4/15/18 (a)	4,770,000	4,817,700
9.125% 4/15/18 (a)	800,000	808,000
		35,550,157
Capital Goods - 3.7%
Case Corp. 7.25% 1/15/16	1,410,000	965,850
Leucadia National Corp.:
7% 8/15/13	3,150,000	2,709,000
7.125% 3/15/17	5,120,000	3,814,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
SPX Corp. 7.625% 12/15/14 (a)	$ 2,045,000	$ 1,932,525
Terex Corp. 8% 11/15/17	6,305,000	5,075,525
		14,497,300
Chemicals - 1.9%
Airgas, Inc.:
6.25% 7/15/14	35,000	33,250
7.125% 10/1/18 (a)	1,530,000	1,407,600
Chemtura Corp. 6.875% 6/1/16	765,000	397,800
Lubrizol Corp. 8.875% 2/1/19	10,000	10,253
NOVA Chemicals Corp.:
5.72% 11/15/13 (b)	2,295,000	1,514,700
6.5% 1/15/12	3,975,000	3,150,188
Westlake Chemical Corp. 6.625% 1/15/16	1,285,000	745,300
		7,259,091
Containers - 1.5%
Greif, Inc. 6.75% 2/1/17	5,275,000	4,615,625
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	1,020,000	1,035,300
		5,650,925
Diversified Financial Services - 0.2%
NiSource Finance Corp.:
5.25% 9/15/17	320,000	235,722
5.45% 9/15/20	295,000	202,004
Sprint Capital Corp. 8.75% 3/15/32	270,000	162,675
		600,401
Diversified Media - 0.8%
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	1,520,000	820,800
7.25% 8/15/11	1,490,000	1,117,500
Lamar Media Corp.:
Series B, 6.625% 8/15/15	740,000	462,500
6.625% 8/15/15	550,000	354,750
6.625% 8/15/15	715,000	470,113
		3,225,663
Electric Utilities - 6.9%
AES Corp.:
7.75% 3/1/14	3,370,000	2,982,450
8% 10/15/17	1,705,000	1,449,250
Aquila, Inc. 11.875% 7/1/12 (b)	95,000	99,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
CMS Energy Corp. 6.3% 2/1/12	$ 915,000	$ 860,100
Edison Mission Energy:
7% 5/15/17	2,565,000	2,167,425
7.2% 5/15/19	4,220,000	3,513,150
7.625% 5/15/27	2,300,000	1,702,000
Intergen NV 9% 6/30/17 (a)	4,410,000	4,145,400
IPALCO Enterprises, Inc. 7.25% 4/1/16 (a)	3,175,000	2,921,000
NSG Holdings II, LLC 7.75% 12/15/25 (a)	4,805,000	3,844,000
Orion Power Holdings, Inc. 12% 5/1/10	815,000	836,394
Reliant Energy, Inc. 6.75% 12/15/14	2,420,000	2,153,800
Tenaska Alabama Partners LP 7% 6/30/21 (a)	239,772	196,613
		26,871,332
Energy - 11.8%
Chesapeake Energy Corp.:
6.5% 8/15/17	3,135,000	2,476,650
6.875% 1/15/16	2,845,000	2,332,900
7.25% 12/15/18	890,000	720,900
7.5% 9/15/13	495,000	438,075
7.5% 6/15/14	1,495,000	1,311,863
7.625% 7/15/13	2,560,000	2,291,200
9.5% 2/15/15	3,225,000	3,019,406
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	1,330,000	1,057,350
7.75% 5/15/17	2,340,000	1,825,200
Denbury Resources, Inc. 9.75% 3/1/16	370,000	346,875
El Paso Corp.:
6.875% 6/15/14	365,000	324,850
6.95% 6/1/28	1,275,000	892,500
7% 6/15/17	2,475,000	2,171,112
8.25% 2/15/16	430,000	395,600
El Paso Performance-Linked Trust 7.75% 7/15/11 (a)	3,010,000	2,821,875
Frontier Oil Corp. 8.5% 9/15/16	1,900,000	1,833,500
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	425,000	396,313
Newfield Exploration Co. 7.125% 5/15/18	3,890,000	3,384,300
OPTI Canada, Inc.:
7.875% 12/15/14	1,585,000	515,125
8.25% 12/15/14	960,000	297,600
Pan American Energy LLC 7.75% 2/9/12 (a)	3,285,000	2,784,038
Pioneer Natural Resources Co. 6.65% 3/15/17	2,985,000	2,402,925
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Plains Exploration & Production Co.:
7% 3/15/17	$ 6,465,000	$ 5,462,925
7.625% 6/1/18	1,575,000	1,346,625
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	570,000	507,300
7.375% 7/15/13	1,000,000	960,000
7.5% 5/15/16	895,000	827,875
Southwestern Energy Co. 7.5% 2/1/18 (a)	1,005,000	949,725
Tennessee Gas Pipeline Co. 8% 2/1/16 (a)	255,000	250,538
Williams Companies, Inc. 8.75% 1/15/20 (a)	1,030,000	1,024,850
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	150,000	129,750
		45,499,745
Environmental - 1.6%
Allied Waste North America, Inc.:
6.875% 6/1/17	3,405,000	3,234,750
7.125% 5/15/16	300,000	289,500
7.25% 3/15/15	1,020,000	994,500
Browning-Ferris Industries, Inc. 7.4% 9/15/35	815,000	729,425
Waste Management, Inc. 6.375% 3/11/15	820,000	812,085
		6,060,260
Food and Drug Retail - 1.0%
Albertsons, Inc.:
7.5% 2/15/11	1,660,000	1,626,800
7.75% 6/15/26	190,000	156,750
8% 5/1/31	1,245,000	1,014,675
Federated Retail Holdings, Inc. 5.9% 12/1/16	790,000	469,567
Macy's Retail Holdings, Inc. 7.875% 7/15/15	515,000	369,435
SUPERVALU, Inc. 7.5% 5/15/12	165,000	160,875
		3,798,102
Food/Beverage/Tobacco - 2.8%
Constellation Brands, Inc.:
7.25% 9/1/16	3,600,000	3,393,000
7.25% 5/15/17	2,520,000	2,387,700
8.375% 12/15/14	3,250,000	3,258,125
Smithfield Foods, Inc. 7.75% 7/1/17	2,190,000	1,324,950
Tyson Foods, Inc. 10.5% 3/1/14 (a)	700,000	661,500
		11,025,275
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - 5.0%
Chukchansi Economic Development Authority:
6.095% 11/15/12 (a)(b)	$ 150,000	$ 24,750
8% 11/15/13 (a)	720,000	118,800
Las Vegas Sands Corp. 6.375% 2/15/15	470,000	206,800
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (a)	2,390,000	788,700
MGM Mirage, Inc.:
6% 10/1/09	360,000	248,400
6.625% 7/15/15	495,000	198,000
6.75% 9/1/12	5,370,000	2,335,950
6.75% 4/1/13	105,000	44,100
6.875% 4/1/16	205,000	82,000
7.625% 1/15/17	580,000	237,800
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	2,235,000	949,875
6.375% 7/15/09	4,380,000	3,416,400
7.125% 8/15/14	1,602,000	480,600
Scientific Games Corp.:
6.25% 12/15/12	2,885,000	2,610,925
7.875% 6/15/16 (a)	1,040,000	941,200
Seminole Hard Rock Entertainment, Inc. 4.4963% 3/15/14 (a)(b)	1,765,000	829,550
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,130,000	836,200
7.25% 5/1/12	1,695,000	1,254,300
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	1,895,000	1,288,600
6.625% 12/1/14	3,280,000	2,296,000
		19,188,950
Healthcare - 6.6%
Boston Scientific Corp. 6.4% 6/15/16	530,000	502,175
FMC Finance III SA 6.875% 7/15/17	3,370,000	3,302,600
Fresenius US Finance II, Inc. 9% 7/15/15 (a)	740,000	754,800
HCA, Inc.:
9.125% 11/15/14	785,000	737,900
9.25% 11/15/16	5,785,000	5,307,738
9.875% 2/15/17 (a)	265,000	254,400
10.375% 11/15/16 pay-in-kind (b)	6,485,000	5,218,736
Omega Healthcare Investors, Inc.:
7% 4/1/14	3,815,000	3,586,100
7% 1/15/16	1,675,000	1,520,063
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Service Corp. International 7.5% 4/1/27	$ 1,720,000	$ 1,333,000
Ventas Realty LP:
6.5% 6/1/16	830,000	703,425
6.625% 10/15/14	1,795,000	1,597,550
6.75% 4/1/17	1,005,000	846,713
		25,665,200
Homebuilding/Real Estate - 3.1%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	9,755,000	8,023,488
8.125% 6/1/12	2,010,000	1,768,800
D.R. Horton, Inc. 6.5% 4/15/16	1,365,000	1,064,700
KB Home 6.375% 8/15/11	1,200,000	1,050,000
Pulte Homes, Inc. 5.25% 1/15/14	345,000	272,550
		12,179,538
Hotels - 2.5%
Host Hotels & Resorts LP 6.875% 11/1/14	545,000	404,663
Host Marriott LP 7.125% 11/1/13	10,765,000	8,477,430
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13	225,000	177,750
7.875% 5/1/12	610,000	527,650
		9,587,493
Leisure - 1.9%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	500,000	245,000
8% 5/15/10	340,000	275,400
yankee:
7% 6/15/13	6,105,000	3,418,800
7.25% 6/15/16	4,855,000	2,427,500
7.5% 10/15/27	1,935,000	870,750
		7,237,450
Metals/Mining - 3.4%
Freeport-McMoRan Copper & Gold, Inc.:
7.0838% 4/1/15 (b)	75,000	54,750
8.25% 4/1/15	7,295,000	6,456,075
8.375% 4/1/17	5,925,000	5,065,875
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Peabody Energy Corp. 7.375% 11/1/16	$ 540,000	$ 523,800
Vedanta Resources PLC 6.625% 2/22/10 (a)	1,160,000	1,084,600
		13,185,100
Paper - 3.2%
Cascades, Inc. 7.25% 2/15/13	785,000	449,413
Domtar Corp.:
5.375% 12/1/13	2,260,000	1,548,100
7.125% 8/15/15	1,310,000	871,150
7.875% 10/15/11	605,000	514,250
Georgia-Pacific Corp.:
7% 1/15/15 (a)	6,875,000	6,325,000
8.125% 5/15/11	300,000	291,000
Rock-Tenn Co. 9.25% 3/15/16 (a)	1,485,000	1,470,150
Temple-Inland, Inc.:
6.625% 1/15/16	35,000	23,450
6.875% 1/15/18	1,390,000	924,350
		12,416,863
Publishing/Printing - 0.1%
Scholastic Corp. 5% 4/15/13	585,000	441,675
Railroad - 0.3%
Kansas City Southern de Mexico, SA de CV 7.625% 12/1/13	380,000	345,800
Kansas City Southern Railway Co. 13% 12/15/13	485,000	509,250
TFM SA de CV 9.375% 5/1/12	265,000	258,375
		1,113,425
Services - 2.4%
Corrections Corp. of America 6.25% 3/15/13	2,915,000	2,791,113
FTI Consulting, Inc.:
7.625% 6/15/13	4,370,000	4,359,075
7.75% 10/1/16	2,090,000	2,063,875
		9,214,063
Shipping - 0.3%
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	215,000	153,725
8.75% 12/1/13	40,000	35,500
Teekay Corp. 8.875% 7/15/11	1,090,000	1,035,500
		1,224,725
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Specialty Retailing - 0.3%
Staples, Inc. 9.75% 1/15/14	$ 1,090,000	$ 1,143,591
Steels - 2.4%
Evraz Group SA 8.875% 4/24/13 (a)	2,220,000	1,332,000
Steel Dynamics, Inc.:
6.75% 4/1/15	6,170,000	4,750,900
7.375% 11/1/12	3,235,000	2,782,100
7.75% 4/15/16 (a)	395,000	306,125
		9,171,125
Super Retail - 0.7%
AutoNation, Inc. 7% 4/15/14	695,000	611,600
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	2,080,000	2,085,200
		2,696,800
Technology - 3.1%
Flextronics International Ltd.:
6.25% 11/15/14	500,000	411,250
6.5% 5/15/13	1,385,000	1,211,875
Jabil Circuit, Inc. 8.25% 3/15/18	1,455,000	1,105,800
Lucent Technologies, Inc.:
6.45% 3/15/29	3,665,000	1,246,100
6.5% 1/15/28	10,000	3,400
Seagate Technology HDD Holdings 6.8% 10/1/16	2,950,000	1,652,000
Xerox Capital Trust I 8% 2/1/27	8,510,000	6,362,714
		11,993,139
Telecommunications - 8.8%
Cincinnati Bell, Inc. 7.25% 7/15/13	1,250,000	1,193,750
Citizens Communications Co.:
6.25% 1/15/13	1,095,000	990,975
9% 8/15/31	980,000	715,400
Embarq Corp.:
6.738% 6/1/13	700,000	658,000
7.082% 6/1/16	840,000	756,000
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16 (a)	1,675,000	1,536,813
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (a)	1,500,000	1,428,750
8.875% 1/15/15 (a)	270,000	250,425
Mobile Telesystems Finance SA 8% 1/28/12 (a)	3,130,000	2,582,250
Nextel Communications, Inc.:
5.95% 3/15/14	785,000	368,950
6.875% 10/31/13	3,840,000	1,824,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Nextel Communications, Inc.: - continued
7.375% 8/1/15	$ 555,000	$ 255,300
Qwest Capital Funding, Inc. 7.25% 2/15/11	795,000	755,250
Qwest Communications International, Inc. 7.5% 2/15/14	2,005,000	1,699,238
Qwest Corp.:
5.2463% 6/15/13 (b)	1,795,000	1,521,263
6.5% 6/1/17	500,000	410,000
7.5% 10/1/14	1,980,000	1,782,000
7.625% 6/15/15	3,680,000	3,284,400
8.875% 3/15/12	1,000,000	985,000
Sprint Capital Corp.:
6.875% 11/15/28	1,255,000	693,388
7.625% 1/30/11	3,920,000	3,400,600
8.375% 3/15/12	1,140,000	923,400
Sprint Nextel Corp. 6% 12/1/16	570,000	370,500
U.S. West Communications:
6.875% 9/15/33	825,000	552,750
7.5% 6/15/23	2,500,000	1,825,000
Valor Telecommunications Enterprises LLC/Valor Finance Corp. 7.75% 2/15/15	985,000	965,300
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (a)	510,000	348,075
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (a)	3,365,000	1,884,400
		33,961,177
TOTAL NONCONVERTIBLE BONDS		353,848,444
TOTAL CORPORATE BONDS (Cost $412,840,550)		356,556,330
Floating Rate Loans - 4.9%

Automotive - 0.2%
Federal-Mogul Corp.:
Tranche B, term loan 2.3571% 12/27/14 (b)	833,503	375,076
Tranche C, term loan 2.4047% 12/27/15 (b)	645,294	290,382
Floating Rate Loans - continued
	Principal Amount	Value
Automotive - continued
Ford Motor Co. term loan 5% 12/15/13 (b)	$ 663,308	$ 208,942
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.23% 4/30/14 (b)	85,000	59,075
		933,475
Cable TV - 0.5%
CSC Holdings, Inc. Tranche B, term loan 2.2063% 3/31/13 (b)	1,410,672	1,280,184
Insight Midwest Holdings LLC Tranche B, term loan 2.42% 4/6/14 (b)	776,250	694,744
		1,974,928
Diversified Financial Services - 0.1%
Tempus Public Foundation Generation Holdings LLC:
revolver loan 3.4588% 12/15/11 (b)	25,873	22,509
Credit-Linked Deposit 3.4588% 12/15/13 (b)	82,534	71,805
Tranche 1LN, term loan 2.4788% 12/15/13 (b)	245,619	213,689
		308,003
Electric Utilities - 0.9%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.4788% 3/30/12 (b)	104,420	62,652
term loan 4.4588% 3/30/14 (b)	744,504	446,702
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 3.9515% 10/10/14 (b)	4,691,247	2,861,661
		3,371,015
Entertainment/Film - 0.5%
AMC Entertainment, Inc. term loan 1.9769% 1/26/13 (b)	80,000	69,600
Zuffa LLC term loan 2.5625% 6/19/15 (b)	2,488,060	1,866,045
		1,935,645
Gaming - 0.0%
Venetian Macau Ltd. Tranche B, term loan:
2.73% 5/26/12 (b)	111,670	63,652
2.73% 5/26/13 (b)	193,330	110,198
		173,850
Healthcare - 0.8%
Community Health Systems, Inc.:
term loan 3.4379% 7/25/14 (b)	1,732,416	1,472,553
Tranche DD, term loan 2.7288% 7/25/14 (b)	88,631	75,336
Floating Rate Loans - continued
	Principal Amount	Value
Healthcare - continued
HCA, Inc. Tranche B, term loan 3.7088% 11/17/13 (b)	$ 778,579	$ 655,952
PTS Acquisition Corp. term loan 3.7088% 4/10/14 (b)	1,277,559	798,474
		3,002,315
Paper - 0.2%
Georgia-Pacific Corp. Tranche B1, term loan 4.1217% 12/20/12 (b)	761,622	654,995
Publishing/Printing - 0.3%
Newsday LLC term loan 9.75% 8/1/13	1,115,000	1,006,288
R.H. Donnelley Corp. Tranche D2, term loan 6.75% 6/30/11 (b)	379,016	197,088
		1,203,376
Services - 0.5%
ARAMARK Corp.:
Credit-Linked Deposit 5.3588% 1/26/14 (b)	126,638	109,542
term loan 3.3338% 1/26/14 (b)	1,993,362	1,724,258
		1,833,800
Technology - 0.4%
Kronos, Inc. Tranche 1LN, term loan 3.7088% 6/11/14 (b)	2,485,238	1,689,962
Telecommunications - 0.4%
Intelsat Jackson Holdings Ltd. term loan 4.435% 2/1/14 (b)	385,000	283,938
Intelsat Ltd. Tranche B, term loan 3.925% 7/3/13 (b)	1,073,526	971,541
MetroPCS Wireless, Inc. Tranche B, term loan 3.1896% 11/3/13 (b)	284,273	247,317
		1,502,796
Textiles & Apparel - 0.1%
Hanesbrands, Inc.:
term loan 4.9094% 3/5/14 (b)	95,000	78,375
Tranche B 1LN, term loan 2.9751% 9/5/13 (b)	309,545	294,068
		372,443
TOTAL FLOATING RATE LOANS (Cost $23,121,153)		18,956,603
Cash Equivalents - 1.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.25%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $6,056,000)	$ 6,056,128	$ 6,056,000
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $442,017,703)		381,568,933
NET OTHER ASSETS - 1.3%		4,917,871
NET ASSETS - 100%		$ 386,486,804
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,507,796 or 16.2% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,056,000 due 3/02/09 at 0.25%
BNP Paribas Securities Corp.	$ 3,254,826
Barclays Capital, Inc.	785,792
Citigroup Global Markets, Inc.	449,024
HSBC Securities (USA), Inc.	224,512
J.P. Morgan Securities, Inc.	443,799
Societe Generale, New York Branch	898,047
$ 6,056,000
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 381,568,933	$ -	$ 379,986,287	$ 1,582,646
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	(1,633)
Total Unrealized Gain (Loss)	(695,380)
Cost of Purchases	-
Proceeds of Sales	(60,240)
Amortization/Accretion	(1,043)
Transfer in/out of Level 3	2,340,942
Ending Balance	$ 1,582,646

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.7%
Canada	4.4%
Luxembourg	2.6%
Liberia	1.9%
Bermuda	1.2%
Netherlands	1.1%
Others (individually less than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $6,056,000) - See accompanying schedule: Unaffiliated issuers (cost $442,017,703)		$ 381,568,933
Cash		21,442
Receivable for investments sold		1,551,611
Interest receivable		8,441,030
Total assets		391,583,016

Liabilities
Payable for investments purchased	$ 5,094,786
Distributions payable	54
Other payables and accrued expenses	1,372
Total liabilities		5,096,212

Net Assets		$ 386,486,804
Net Assets consist of:
Paid in capital		$ 446,935,574
Net unrealized appreciation (depreciation) on investments		(60,448,770)
Net Assets, for 4,973,227 shares outstanding		$ 386,486,804
Net Asset Value, offering price and redemption price per share ($386,486,804 ÷ 4,973,227 shares)		$ 77.71

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2009 (Unaudited)
Investment Income
Interest (including $27,354 from affiliated interfund lending)		$ 17,142,320

Expenses
Custodian fees and expenses	$ 4,494
Independent directors' compensation	1,133
Total expenses before reductions	5,627
Expense reductions	(1,925)	3,702
Net investment income		17,138,618
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(27,740,919)
Change in net unrealized appreciation (depreciation) on investment securities		(39,047,647)
Net gain (loss)		(66,788,566)
Net increase (decrease) in net assets resulting from operations		$ (49,649,948)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,138,618	$ 28,206,593
Net realized gain (loss)	(27,740,919)	(5,012,210)
Change in net unrealized appreciation (depreciation)	(39,047,647)	(15,492,374)
Net increase (decrease) in net assets resulting from operations	(49,649,948)	7,702,009
Distributions to partners from net investment income	(15,587,437)	(27,114,638)
Affiliated share transactions Proceeds from sales of shares	25,302,989	60,115,019
Reinvestment of distributions	15,587,383	27,114,636
Net increase (decrease) in net assets resulting from share transactions	40,890,372	87,229,655
Total increase (decrease) in net assets	(24,347,013)	67,817,026

Net Assets
Beginning of period	410,833,817	343,016,791
End of period	$ 386,486,804	$ 410,833,817
Other Information Shares
Sold	325,689	623,588
Issued in reinvestment of distributions	204,058	283,455
Net increase (decrease)	529,747	907,043

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 G

2006 F

Selected Per-Share Data
Net asset value, beginning of period	$ 92.46	$ 97.00	$ 98.47	$ 98.68	$ 100.00
Income from Investment Operations
Net investment income D	3.707	7.134	7.095	2.314	3.996
Net realized and unrealized gain (loss)	(15.081)	(4.802)	(1.570)	(.270)	(1.413)
Total from investment operations	(11.374)	2.332	5.525	2.044	2.583
Distributions to partners from net investment income	(3.376)	(6.872)	(6.995)	(2.254)	(3.903)
Net asset value, end of period	$ 77.71	$ 92.46	$ 97.00	$ 98.47	$ 98.68
Total Return B, C	(12.17)%	2.39%	5.61%	2.11%	2.63%
Ratios to Average Net Assets H
Expenses before reductions	-% A, E	-% E	-% E	.04% A	.04% A
Expenses net of fee waivers, if any	-% A, E	-% E	-% E	.01% A	.04% A
Expenses net of all reductions	-% A, E	-% E	-% E	-% A, E	.04% A
Net investment income	9.62% A	7.45%	7.10%	7.04% A	6.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 386,487	$ 410,834	$ 343,017	$ 206,873	$ 207,327
Portfolio turnover rate	50% A	50%	75%	46%	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period September 20, 2005 (commencement of operations) to April 30, 2006.

G For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities are valued at period end by a single source or dealer. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,617,109
Unrealized depreciation	(67,150,214)
Net unrealized appreciation (depreciation)	$ (58,533,105)
Cost for federal income tax purposes	$ 440,102,038

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

3. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $135,926,785 and $85,425,178, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 8,169,805	1.39%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,133.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $792.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 5, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 5, 2009